Cash flows reconciliation - Non cash transaction (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash Flows Reconciliation
Additions to property, plant and equipment - capitalized loans and borrowing costs	$ 5	$ 17	$ 10	$ 31